Equity Plans - Schedule Of Shares Based Payment Award Fair Value Assumptions (Detail) - Rigetti Holdings [Member] - Equity Incentive Plan [Member] - $ / shares	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		60.00%		60.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Exercise price	$ 0.21	$ 7.09	$ 0.21	$ 7.09
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	43.10%		43.10%
Weighted-average risk-free interest rate	0.60%	2.60%	0.60%	2.60%
Expected term (in years)	6 years 3 months 18 days	6 years 3 months 18 days	6 years 3 months 18 days	6 years 3 months 18 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	41.20%		41.20%
Weighted-average risk-free interest rate	0.30%	1.40%	0.30%	1.40%
Expected term (in years)	5 years	5 years	5 years	5 years